Intangible Assets - Schedule of Intangible Assets (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 17, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Intangible Assets [Line Items]
Add: Additions	$ 325,107		$ 145,021	$ 41,428
Total intangible assets	$ 20,158,270	$ 20,158,270	20,437,958	21,493,661	$ 22,648,721
Trade Secrets and Patents [Member]
Schedule of Intangible Assets [Line Items]
Cost		23,857,306	23,857,306	23,857,306
Less: Accumulated amortisation		(4,230,607)	(3,634,171)	(2,441,300)
Net carrying value		19,626,699	20,223,135	21,416,006
Patents and Trademarks [Member]
Schedule of Intangible Assets [Line Items]
Cost		234,289	89,268	47,840
Add: Additions		325,106	145,020
Less: Accumulated amortisation		(27,824)	(19,465)	(11,613)
Net carrying value		$ 531,571	$ 214,823	$ 77,655